UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
Comnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (168.7%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$393,624

Arizona (4.9%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A,
5s, 1/1/15 (SEG)	AA-	3,890,000	4,183,305
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	750,000	875,573
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	950,000	998,583
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BB+/P	445,000	453,095
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5s, 5/15/26	A-	800,000	815,512
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	570,000	526,902
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	500,000	468,665
			8,321,635

Arkansas (1.0%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,000,000	1,000,850
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	500,000	515,480
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	250,000	242,483
			1,758,813

California (25.8%)
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds (Pub.
Impt.), Ser. C, FSA, zero %, 9/1/28	Aaa	6,000,000	2,150,640
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	Aaa	1,000,000	477,480
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	450,000	461,871
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.), Ser. F, 1.6s, 11/1/26	A-1+	1,000,000	1,000,000
CA State G.O. Bonds
5 1/8s, 4/1/23	A1	500,000	517,155
FGIC, 5s, 6/1/26	Aaa	1,000,000	1,023,890
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	1,000,000	1,060,930
CA State Pub. Wks. Board Rev. Bonds (Dept. of Hlth.
Svcs. Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/22	Aaa	1,810,000	1,873,260
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	250,000	256,520
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,698,078
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	250,000	223,398
Chula Vista COP, MBIA, 5s, 8/1/32	Aaa	4,000,000	4,134,640
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	635,000	616,299
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/24	Aaa	1,400,000	644,546
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	576,000	563,115
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	BBB+	1,250,000	1,098,500
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	Aaa	85,000	85,803
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	AAA	6,000,000	7,060,740
Redwood City, Elementary School Dist. G.O. Bonds,
FGIC, zero %, 8/1/21	Aaa	1,990,000	1,078,958

Rocklin, Unified School Dist. G.O. Bonds, FGIC, zero
%, 8/1/27	Aaa	2,000,000	742,440
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 97-01	BB/P	1,185,000	1,075,885
Sacramento, City Unified School Dist. G.O. Bonds
(Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa	2,000,000	2,083,460
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 5s, 7/1/19	Aaa	1,000,000	1,028,280
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
MBIA, 6 1/2s, 8/1/17	Aaa	5,000,000	5,984,200
San Diego Cnty., COP, AMBAC, 5 5/8s, 9/1/12	Aaa	6,000,000	6,359,820
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/P	750,000	113,175
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	715,000	740,947
			44,154,030

Colorado (0.6%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	100,000	96,318
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	535,000	560,669
(Evangelical Lutheran), 5s, 6/1/29	A3	340,000	331,276
			988,263

Connecticut (0.3%)
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser.
V-1, 1.6s, 7/1/36	A-1+	500,000	500,000

Delaware (0.1%)

New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	200,000	180,460
			180,460

District of Columbia (3.3%)
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/28	Aaa	5,550,000	5,689,694

Florida (4.3%)
FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa1	605,000	610,820
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/20	BBB+	2,000,000	2,036,280
Jacksonville, Hlth. Fac. Auth. Rev. Bonds (Brooks
Hlth. Syst.), 5s, 11/1/27	A	500,000	490,130
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	1,000,000	1,065,170
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	508,670
Port St. Lucie, Special Assmt. Bonds (Southwest
Annexation Dist. 1-B), MBIA, 5s, 7/1/27	Aaa	800,000	807,136
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	790,000	719,177
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	630,000	598,916
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	500,000	400,625
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	150,000	120,911
			7,357,835

Georgia (6.0%)
Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	3,000,000	3,067,950
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, FSA, 5s, 11/1/24	Aaa	4,000,000	4,181,080
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	900,000	882,963
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser.
B, 5s, 3/15/11	A1	1,000,000	1,032,780
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds
(Intl. Paper Co.), Ser. A, 5.1s, 8/1/14	BBB	1,000,000	1,033,440
			10,198,213

Hawaii (0.2%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	280,000	287,006

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	475,000	477,256

Illinois (2.6%)
Lake Cnty., Cmnty. Construction G.O. Bonds (School
Dist. No. 073 Hawthorn), FGIC, zero %, 12/1/20	Aaa	1,650,000	929,049
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), MBIA, 5s, 12/15/28	Aaa	1,770,000	1,807,418
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	600,000	554,238

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
MBIA, zero %, 4/1/21	Aaa	2,230,000	1,233,837
			4,524,542

Indiana (8.5%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	120,000	115,399
Carmel Clay, Indl. Parks Bldg. Corp. Rev. Bonds, MBIA,
5s, 1/15/26	Aaa	2,000,000	2,071,080
Fairfield, School Bldg. Corp. Ind. Rev. Bonds, FGIC,
5s, 7/15/24	Aaa	3,000,000	3,115,440
GCS School Bldg. Corp. Rev. Bonds (First Mtg.), FSA,
5s, 7/15/26	Aaa	1,000,000	1,035,540
IN Bk. Special Program Gas Rev. Bonds, Ser. A
5 1/4s, 10/15/21	Aa2	180,000	190,274
5 1/4s, 10/15/18	Aa2	550,000	593,401
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	Aaa	2,695,000	2,784,016
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,100,000	2,132,844
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,575,950
			14,613,944

Iowa (1.3%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	840,000	1,026,539
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BBB-/F	605,000	590,837
(Wartburg), Ser. A, 5s, 10/1/21		605,000	594,975
	BBB-/F		2,212,351

Kansas (0.3%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	500,000	524,555

Louisiana (3.3%)
LA State Office Fac. Corp. Lease Rev. Bonds (Capitol
Complex), Ser. A, MBIA
5 1/2s, 3/1/13	Aaa	2,000,000	2,083,180
5 1/2s, 3/1/12	Aaa	3,440,000	3,584,926
			5,668,106

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	600,000	618,048

Massachusetts (3.3%)
MA State Dev. Fin. Agcy. Rev. Bonds (Linden Ponds,
Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	510,000	493,430
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	1,954,819
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,330,251
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	AAA	1,420,000	1,492,789
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31
(Prerefunded)	AAA	380,000	430,658
			5,701,947

Michigan (6.9%)
Detroit, G.O. Bonds, Ser. A, FGIC, 5s, 7/1/30	Aaa	4,505,000	4,575,187
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2s, 7/1/33	A-1+	1,125,000	1,125,000
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	538,700
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,030,890
(Hosp. Sparrow), 5s, 11/15/23	A1	1,370,000	1,379,385
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,105,000	1,105,111
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,650,000	1,894,415
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	175,000	173,156
			11,821,844

Minnesota (1.1%)
MN State Higher Ed. Fac. Auth. Rev. Bonds (U. of St.
Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	523,135
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
B, 5s, 7/1/34	Aa1	505,000	515,327
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	310,848
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	450,000	451,890
			1,801,200

Mississippi (1.2%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.

Energy Resources, Inc.)
5.9s, 5/1/22	BBB	1,000,000	1,002,740
5 7/8s, 4/1/22	BBB	580,000	584,420
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	450,000	480,092
			2,067,252

Missouri (3.2%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,750,000	1,881,565
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	2,500,000	2,570,375
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. C-1, GNMA Coll.,
FNMA Coll., 7.15s, 3/1/32	AAA	540,000	568,647
(Single Fam. Home Ownership Loan), Ser. C, GNMA Coll.,
FNMA Coll., 5.6s, 9/1/35	AAA	515,000	538,144
			5,558,731

Nevada (6.4%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	3,505,000	3,714,142
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,130,050
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	604,366
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	Aaa	1,000,000	1,010,240
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	195,000	154,134
(No. T-16), 5.1s, 3/1/21	BB/P	305,000	253,351
(No. T-17), 5s, 9/1/25	BB-/P	175,000	145,642
			11,011,925

New Hampshire (0.4%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med.
Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	675,000	667,406

New Jersey (6.3%)
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Terminal), MBIA, 5 1/4s, 1/1/20 (Prerefunded)	Aaa	1,000,000	1,127,260
NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,500,000	1,485,330
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	800,000	772,096
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	2,000,000	2,047,200
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peters U. Hosp.), 5 1/4s, 7/1/21	Baa2	675,000	681,980
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/20	A-	575,000	600,645
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/18	A-	520,000	550,321
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,200,000	1,869,042
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	Aaa	1,150,000	1,372,479
Ser. 1A, 5s, 6/1/29	BBB	350,000	312,036
			10,818,389

New Mexico (0.7%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s,
9/1/33	AAA	650,000	674,070
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	485,000	517,117
			1,191,187

New York (9.0%)
Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	Aaa	1,000,000	1,092,380
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. C, 5 5/8s, 11/15/14	Baa2	500,000	508,760
NY City, G.O. Bonds, Ser. J/J-1, 5s, 6/1/21	AA	1,000,000	1,059,240
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	521,975
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	400,000	415,664
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	770,000	814,914
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	2,100,000	2,012,976
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B	600,000	636,702
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	200,000	167,874
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,534,755
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,035,620
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 6/30/04, cost
$827,862( (RES)	BB/P	800,000	812,576
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	1,500,000	1,533,344

Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A,
5s, 1/1/32 (Prerefunded)	AAA	2,125,000	2,318,970
			15,465,750

North Carolina (1.3%)
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Pines
at Davidson), Ser. A, 5s, 1/1/15	A-/F	635,000	666,706
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,500,000	1,592,805
			2,259,511

Ohio (9.9%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	3,500,000	3,371,165
5 1/8s, 6/1/24	BBB	625,000	603,175
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	5,700,000	5,957,012
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	500,000	485,005
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/25	Aaa	1,000,000	1,041,600
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/30	Aa2	2,025,000	2,047,559
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,100,750
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,277,407
			16,883,673

Oklahoma (5.1%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	950,000	1,007,656
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	5,915,000	6,253,160
Tulsa, Muni. Arpt. Trust Mandatory Put Bonds, Ser. B,
6s, 12/1/08	B	700,000	699,538
Tulsa, Muni. Arpt. Trust Rev. Bonds, Ser. B, 5.65s,
12/1/35	B	840,000	836,447
			8,796,801

Pennsylvania (10.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Pittsburgh Mercy Hlth. Syst.), AMBAC, 5 5/8s, 8/15/26
(Prerefunded)	Aaa	5,000,000	5,092,250
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14	BB/P	710,000	711,030
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	775,000	793,399
Hempfield, Area School Dist. G.O. Bonds (Westmoreland
Cnty.), Ser. A, FGIC, 5 1/4s, 3/15/21 (Prerefunded)	Aaa	4,000,000	4,564,280
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,703,895
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,010,330
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	700,000	702,121
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia U.)
5s, 6/1/30	Baa2	690,000	655,252
5s, 6/1/22	Baa2	260,000	261,908
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,120,000	1,258,813
5 7/8s, 12/1/31	A	330,000	342,784
			17,096,062

Puerto Rico (2.4%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/14	Baa3	2,000,000	2,162,260
Cmnwlth. of PR Gtd., Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa3	1,750,000	1,931,702
			4,093,962

Rhode Island (0.1%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	200,878

South Carolina (7.7%)
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	500,000	512,585
Lexington Cnty. Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5 1/2s, 5/1/37 (Prerefunded)	A+	750,000	854,093
Lexington Cnty., Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5s, 11/1/23	A+	500,000	510,010
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. C

6s, 8/1/20 (Prerefunded)	Baa1	1,110,000	1,282,837
6s, 8/1/20 (Prerefunded)	Baa1	140,000	161,799
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/29	Aaa	5,000,000	5,104,800
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30	BBB	2,135,000	2,171,764
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	Aaa	2,460,000	2,557,170
			13,155,058

South Dakota (1.1%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	450,000	458,433
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	517,480
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford
Hlth.)
5s, 11/1/21	AA-	250,000	260,308
5s, 11/1/19	AA-	595,000	630,635
			1,866,856

Tennessee (4.9%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33 (Prerefunded)	Baa1	2,750,000	3,364,130
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C
5s, 9/1/22	BBB+	430,000	430,280
5s, 9/1/19	BBB+	1,460,000	1,490,558
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. C
5s, 2/1/22	Aa3	1,000,000	997,010
5s, 2/1/20	Aa3	2,000,000	2,034,300
			8,316,278

Texas (8.2%)
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC), 5s, 3/1/41	Caa1	500,000	372,805
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/26	Aaa	2,020,000	2,095,447
El Paso, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG,
5 1/4s, 8/15/21	AAA	2,345,000	2,545,567
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	778,275
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	BBB	720,000	725,285
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	Aaa	2,000,000	2,046,980
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC, 5 1/4s, 2/15/25	Aaa	1,280,000	1,371,494
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,000,000	2,011,460
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/19	A1	1,000,000	1,023,000
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,058,910
			14,029,223

Utah (1.2%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	Aaa	2,000,000	2,006,720

Virginia (2.4%)
Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp
Hlth. Syst.), Ser. B, 5 1/8s, 6/15/33	A3	500,000	501,615
Front Royal & Warren Cnty., Indl. Dev. Auth. Lease
Rev. Bonds (School Cap. Impt.), Ser. B, FSA, 5s, 4/1/29	Aaa	2,500,000	2,573,175
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	735,000	754,536
6.7s, 6/1/27 (Prerefunded)	BB+/P	265,000	307,604
			4,136,930

Washington (6.4%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	Baa1	4,000,000	4,005,000
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,165,000	1,218,554
WA State G.O. Bonds (Motor Vehicle Fuel), Ser. B,
MBIA, 5s, 7/1/24	Aaa	4,000,000	4,191,680
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	AA	300,000	300,993
WA State Hlth. Care Fac. Auth. VRDN (Multicare Hlth.
Syst.), Ser. D, FSA, 1.88s, 8/15/41	A-1+	1,300,000	1,300,000
			11,016,227

West Virginia (1.4%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	1,150,000	1,128,449
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,

Inc.), 6.1s, 5/1/29	B2	1,300,000	1,277,094
			2,405,543

Wisconsin (4.7%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,737,748
6 3/8s, 6/1/32	BBB	2,500,000	2,582,900
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	AAA	2,400,000	2,696,184
			8,016,832

Total municipal bonds & notes (cost $278,090,106)			$288,854,560

PREFERRED STOCKS (0.9%)(a) (cost $1,500,000)
		Shares	Value

GMAC Muni. Mtge. Trust 144A , Ser. A1-2, 4.9s, cum pfd
10/31/39		1,500,000	1,561,875

TOTAL INVESTMENTS

Total investments (cost $279,590,106)(b)			$290,416,435

FUTURES CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	92	$10,738,125	Mar-08	$(368,158)

NOTES

Portfolio schedule does not reflect assets acquired by the fund in connection with the mergers of Putnam Investment Grade Municipal Trust and Putnam Municipal Bond Fund into the fund on February 25, 2008.

(a) Percentages indicated are based on net assets of $171,366,318.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $279,571,767 resulting in gross unrealized appreciation and depreciation of $12,546,180 and $1,701,512 respectively, or net unrealized appreciation of $10,844,668.

(SEG) A portion of this security wase pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2008.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2008 was $812,576 or 0.5% of net assets.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2008 (as a percentage of net assets):

Health Care	40.4%
Local Government	30.1
Utilities	25.4
State Government	16.0
Tobacco	10.5

The fund had the following insurance concentrations greater than 10% at January 31, 2008 (as a percentage of net assets):

FGIC	20.8%
MBIA	18.5
AMBAC	17.0
FSA	13.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008